Short-term borrowings	12 Months Ended
Mar. 31, 2017
Short-term borrowings

17. Short-term borrowings

Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2016 and March 31, 2017 comprised of the following:

	As of,
	March 31, 2016		March 31, 2017		March 31, 2017
	(In millions)
Borrowed in the call market	Rs.	15,792.8	Rs.	21,202.2	US$	326.9
Term borrowings from institutions/banks		74,603.8		127,400.0		1,964.5
Foreign currency borrowings		163,165.8		173,663.4		2,678.0

Total	Rs.	253,562.4	Rs.	322,265.6	US$	4,969.4

Total borrowings outstanding:

Maximum amount outstanding	Rs.	367,195.2	Rs.	566,512.5	US$	8,735.7

Average amount outstanding	Rs.	245,039.3	Rs.	331,951.7	US$	5,118.8

Weighted average interest rate		2.9%		3.4%		3.4%